INTANGIBLE ASSETS - (Disclosure of continuity of intangible assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0
Impairment	0	$ 0
Ending balance	3,541,608	0
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	3,664,000
Impairment	0
Ending balance	3,664,000	0
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	(122,392)
Ending balance	(122,392)	0
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	3,250,000
Ending balance	3,155,208	0
Trademarks [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	3,250,000
Impairment	0
Ending balance	3,250,000	0
Trademarks [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	(94,792)
Ending balance	(94,792)	0
Patient Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	414,000
Ending balance	386,400	0
Patient Relationship [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	414,000
Impairment	0
Ending balance	414,000	0
Patient Relationship [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	(27,600)
Ending balance	$ (27,600)	$ 0